Nova Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Nova Fund
Prospectus [Line Items]
Average Annual Return, Percent		20.87%	16.53%	17.73%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.